Income Taxes - Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax relating to components of other comprehensive income [abstract]
Income tax expense (recovery) related to LTIs - common shares held	$ 6,513	$ 2,314